Fair Value Measurement - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity Securities, FV-NI, Gain (Loss)	¥ (221,123)	$ (32,060)	¥ (201,771)	¥ 537,694
Valuation Technique, Discounted Cash Flow [Member] | Discount Rate [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 370,162
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.170
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.174
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.168
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.177
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.277
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.047
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	(0.254)
Valuation Technique, Discounted Cash Flow [Member] | Volatility [member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.738
Valuation Technique, Discounted Cash Flow [Member] | Volatility [member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.533
Valuation Technique, Discounted Cash Flow [Member] | CARG [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.329
Valuation Technique Black Scholes Method [Member] | Discount Rate [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 646,577
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.641
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.370
Valuation, Market Approach [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities	¥ 42,371
Valuation, Market Approach [Member] | Volatility [member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities, Measurement Input	0.662
Valuation, Market Approach [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.509
Valuation, Market Approach [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.503